UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	August 13, 2010
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		39
Form 13F Information Table Value Total:		$127,871

List of Other Included Managers:			NONE

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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
AMERICAN EXPRESS CO              COMMON         025816109     1985    50000SH   SOLE              50000
APPLE INC                        COMMON         037833100     5031    20000SH   SOLE              20000
AUTOMATIC DATA PROCESSING INC    COMMON         053015103     2013    50000SH   SOLE              50000
BRUNSWICK CORP                   COMMON         117043109      497    40000SH   SOLE              40000
CB RICHARD ELLIS GROUP INC       COMMON         12497T101     5444   400000SH   SOLE              400000
CIT GROUP INC                    COMMON         125581801     2032    60000SH   SOLE              60000
CANADIAN NATL RY CO              COMMON         136375102     1148    20000SH   SOLE              20000
CASH AMER INTL INC               COMMON         14754D100       27      800SH   SOLE                800
COHEN & STEERS INC               COMMON         19247A100     1659    80000SH   SOLE              80000
COMMERICAL VEH GROUP INC         COMMON         202608105     2297   225000SH   SOLE              225000
EATON CORP                       COMMON         278058102     5235    80000SH   SOLE              80000
FEDEX CORP                       COMMON         31428X106     3505    50000SH   SOLE              50000
FIRST HORIZON NATL CORP          COMMON         320517105     3711   324126SH   SOLE              324126
GENERAL DYNAMICS CORP            COMMON         369550108     7613   130000SH   SOLE              130000
HUNT J B TRANS SVCS INC          COMMON         445658107     3920   120000SH   SOLE              120000
JONES LANG LASALLE INC           COMMON         48020Q107     3282    50000SH   SOLE              50000
MARINEMAX INC                    COMMON         567908108      625    90000SH   SOLE              90000
MARRIOTT INTL INC NEW            COMMON         571903202     6287   210000SH   SOLE              210000
NAVISTAR INTL CORP NEW           COMMON         63934E108     3444    70000SH   SOLE              70000
PACCAR INC                       COMMON         693718108     3987   100000SH   SOLE              100000
PLUM CREEK TIMBER CO INC         COMMON         729251108     1727    50000SH   SOLE              50000
RUSH ENTERPRISES INC             COMMON         781846209     1870   140000SH   SOLE              140000
RYDER SYS INC                    COMMON         783549108     7040   175000SH   SOLE              175000
SL GREEN RLTY CORP               COMMON         78440X101     3302    60000SH   SOLE              60000
SALESFORCE COM INC               COMMON         79466L302     3433    40000SH   SOLE              40000
SOTHEBYS                         COMMON         835898107     3659   160000SH   SOLE              160000
STARWOOD HOTELS&RESORTS WRLD     COMMON         85590A401     6215   150000SH   SOLE              150000
THOR INDS INC                    COMMON         885160101     1663    70000SH   SOLE              70000
UNITED PARCEL SERVICE INC        CL B           911312106     3982    70000SH   SOLE              70000
UNITED RENTALS INC               COMMON         911363109     1025   110000SH   SOLE              110000
VMWARE INC                       CL A COMMON    928563402     5007    80000SH   SOLE              80000
VORNADO RLTY TR                  SH BEN INT     929042109     2188    30000SH   SOLE              30000
VULCAN MATLS CO                  COMMON         929160109     1096    25000SH   SOLE              25000
WABASH NATL CORP                 COMMON         929566107     3555   500000SH   SOLE              500000
WEYERHAEUSER CO                  COMMON         962166104     3696   105000SH   SOLE              105000
WHIRLPOOL CORP                   COMMON         963320106     2196    25000SH   SOLE              25000
WINNEBAGO INDS INC               COMMON         974637100     1590   160000SH   SOLE              160000
ZIONS BANCORPORATION             COMMON         989701107     4314   200000SH   SOLE              200000
DAIMLER AG                       REG SHS        D1668R123     6571   130000SH   SOLE              130000